Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amounts of Major Classes of Assets and Liabilities of Disposed Companies

All disposed companies are accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of December 31, 2012 were as follows:

December 31, 2012
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group’s subsidiaries	(443,118)

Deferred income taxes	—
Total net assets (liabilities)	(499,337)

Goodwill	—
Noncontrolling interests	37,587